Quarterly Holdings Report
for
Fidelity® Large Cap Value Enhanced Index Fund
November 30, 2022
VEI-NPRT1-0123
1.859524.115
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	1,529,251	29,483,959
Verizon Communications, Inc.	1,854,883	72,303,339
		101,787,298
Entertainment - 0.6%
Activision Blizzard, Inc.	152,413	11,270,941
Electronic Arts, Inc.	13,397	1,752,060
Liberty Media Corp. Liberty For Liberty Media Class A (a)	12,489	686,520
Madison Square Garden Sports Corp.	4,094	666,667
Spotify Technology SA (a)	10,379	824,300
The Walt Disney Co. (a)	219,579	21,490,197
		36,690,685
Interactive Media & Services - 1.8%
Alphabet, Inc.:
Class A (a)	242,425	24,482,501
Class C (a)	232,953	23,633,082
Meta Platforms, Inc. Class A (a)	525,981	62,118,356
		110,233,939
Media - 1.7%
Comcast Corp. Class A	1,599,593	58,609,088
Liberty Media Corp. Liberty Sir:
Liberty SiriusXM Series A (a)(b)	294,437	12,902,229
Liberty SiriusXM Series C (a)	384,396	16,848,077
News Corp. Class B	239,369	4,655,727
The New York Times Co. Class A	41,566	1,523,394
The Trade Desk, Inc. (a)	80,861	4,216,093
		98,754,608
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	121,420	18,390,273
TOTAL COMMUNICATION SERVICES		365,856,803
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.0%
Gentex Corp.	21,823	630,685
Visteon Corp. (a)	6,601	969,027
		1,599,712
Automobiles - 0.3%
General Motors Co.	138,544	5,619,345
Harley-Davidson, Inc.	218,745	10,309,452
		15,928,797
Distributors - 0.3%
Genuine Parts Co.	61,124	11,205,863
LKQ Corp.	120,188	6,529,814
		17,735,677
Diversified Consumer Services - 0.5%
Service Corp. International	451,053	32,227,737
Hotels, Restaurants & Leisure - 2.8%
Airbnb, Inc. Class A (a)	304,967	31,149,329
Booking Holdings, Inc. (a)	7,969	16,571,137
Caesars Entertainment, Inc. (a)	263,197	13,373,040
Chipotle Mexican Grill, Inc. (a)	2,981	4,849,968
Expedia, Inc. (a)	55,263	5,904,299
Hyatt Hotels Corp. Class A (a)	180,499	18,107,660
McDonald's Corp.	179,571	48,985,173
Starbucks Corp.	300,939	30,755,966
		169,696,572
Household Durables - 0.2%
Toll Brothers, Inc.	214,319	10,268,023
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	584,189	26,545,548
Leisure Products - 0.1%
Brunswick Corp.	83,489	6,194,884
Hasbro, Inc.	29,558	1,856,834
		8,051,718
Multiline Retail - 0.4%
Dollar General Corp.	87,671	22,415,721
Specialty Retail - 1.3%
AutoZone, Inc. (a)	3,382	8,722,178
Foot Locker, Inc.	40,822	1,624,716
Lithia Motors, Inc. Class A (sub. vtg.) (b)	6,591	1,577,292
O'Reilly Automotive, Inc. (a)	15,261	13,193,745
Ross Stores, Inc.	49,455	5,819,370
The Home Depot, Inc.	108,412	35,124,404
TJX Companies, Inc.	117,001	9,365,930
Ulta Beauty, Inc. (a)	1,665	773,959
Williams-Sonoma, Inc.	26,571	3,106,150
		79,307,744
Textiles, Apparel & Luxury Goods - 0.1%
Capri Holdings Ltd. (a)	45,926	2,633,856
Ralph Lauren Corp.	12,019	1,359,589
		3,993,445
TOTAL CONSUMER DISCRETIONARY		387,770,694
CONSUMER STAPLES - 8.8%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	219,494	16,027,452
Constellation Brands, Inc. Class A (sub. vtg.)	158,665	40,832,438
Keurig Dr. Pepper, Inc.	141,451	5,469,910
PepsiCo, Inc.	106,393	19,736,965
The Coca-Cola Co.	512,959	32,629,322
		114,696,087
Food & Staples Retailing - 2.1%
BJ's Wholesale Club Holdings, Inc. (a)	12,676	953,742
Kroger Co.	336,917	16,572,947
Sprouts Farmers Market LLC (a)	191,480	6,573,508
Walgreens Boots Alliance, Inc.	67,895	2,817,643
Walmart, Inc.	648,229	98,803,064
		125,720,904
Food Products - 2.9%
Archer Daniels Midland Co.	267,025	26,034,938
Bunge Ltd.	52,397	5,493,301
Cal-Maine Foods, Inc.	37,975	2,213,183
Campbell Soup Co.	31,864	1,710,141
Conagra Brands, Inc.	699,468	26,565,795
Darling Ingredients, Inc. (a)	71,926	5,166,445
Hostess Brands, Inc. Class A (a)	74,661	1,971,050
Lamb Weston Holdings, Inc.	51,049	4,436,158
Mondelez International, Inc.	785,155	53,084,330
The J.M. Smucker Co.	87,387	13,458,472
The Kraft Heinz Co.	752,334	29,604,343
Tyson Foods, Inc. Class A	45,799	3,035,558
		172,773,714
Household Products - 0.8%
Church & Dwight Co., Inc.	95,982	7,858,046
Colgate-Palmolive Co.	86,249	6,682,573
Procter & Gamble Co.	220,904	32,950,041
		47,490,660
Tobacco - 1.1%
Altria Group, Inc.	799,020	37,218,352
Philip Morris International, Inc.	328,170	32,708,704
		69,927,056
TOTAL CONSUMER STAPLES		530,608,421
ENERGY - 9.7%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	291,373	8,455,644
Halliburton Co.	68,173	2,583,075
Helmerich & Payne, Inc.	44,004	2,247,724
NOV, Inc.	107,611	2,416,943
Patterson-UTI Energy, Inc.	94,701	1,699,883
Schlumberger Ltd.	465,998	24,022,197
		41,425,466
Oil, Gas & Consumable Fuels - 9.0%
Antero Resources Corp. (a)	58,927	2,153,782
APA Corp.	46,779	2,191,596
Cheniere Energy, Inc.	40,520	7,105,587
Chesapeake Energy Corp.	95,747	9,909,815
Chevron Corp.	669,454	122,717,613
CNX Resources Corp. (a)	134,153	2,330,238
ConocoPhillips Co.	373,772	46,164,580
Coterra Energy, Inc.	235,986	6,586,369
Devon Energy Corp.	57,006	3,906,051
Diamondback Energy, Inc.	129,792	19,211,812
DT Midstream, Inc.	171,703	10,358,842
EOG Resources, Inc.	113,847	16,158,305
EQT Corp.	205,950	8,734,340
Exxon Mobil Corp.	1,257,685	140,030,648
Hess Corp.	9,531	1,371,606
Kinder Morgan, Inc.	826,396	15,800,692
Marathon Oil Corp.	423,947	12,985,497
Marathon Petroleum Corp.	318,614	38,810,371
Murphy Oil Corp.	174,476	8,235,267
Occidental Petroleum Corp.	124,244	8,633,716
Ovintiv, Inc.	47,789	2,664,715
Permian Resource Corp. Class A (b)	18,459	187,543
Phillips 66 Co.	269,689	29,245,075
Pioneer Natural Resources Co.	17,870	4,217,141
Range Resources Corp.	33,066	954,615
Southwestern Energy Co. (a)	419,461	2,902,670
The Williams Companies, Inc.	152,556	5,293,693
Valero Energy Corp.	116,430	15,557,377
		544,419,556
TOTAL ENERGY		585,845,022
FINANCIALS - 18.6%
Banks - 7.1%
Bank of America Corp.	2,622,556	99,263,745
Bank OZK	43,666	2,015,186
Citigroup, Inc.	472,322	22,865,108
Citizens Financial Group, Inc.	377,311	15,990,440
Comerica, Inc.	60,533	4,342,637
East West Bancorp, Inc.	101,865	7,151,942
Eastern Bankshares, Inc.	222,179	4,356,930
Fifth Third Bancorp	175,899	6,395,688
First Hawaiian, Inc.	67,613	1,795,125
First Interstate Bancsystem, Inc.	42,597	1,858,081
First Republic Bank	57,301	7,312,181
FNB Corp., Pennsylvania	328,045	4,625,435
Hancock Whitney Corp.	51,698	2,835,118
JPMorgan Chase & Co.	935,233	129,230,496
Old National Bancorp, Indiana	186,839	3,570,493
PNC Financial Services Group, Inc.	156,363	26,309,638
Signature Bank	49,889	6,959,516
Synovus Financial Corp.	35,712	1,504,547
U.S. Bancorp	448,926	20,376,751
Wells Fargo & Co.	1,019,267	48,873,853
Wintrust Financial Corp.	40,827	3,732,813
Zions Bancorp NA	93,126	4,825,789
		426,191,512
Capital Markets - 4.0%
BlackRock, Inc. Class A	6,428	4,602,448
Cboe Global Markets, Inc.	81,766	10,371,199
Charles Schwab Corp.	76,587	6,321,491
CME Group, Inc.	83,729	14,778,169
Goldman Sachs Group, Inc.	177,653	68,600,706
Intercontinental Exchange, Inc.	140,710	15,240,300
Jefferies Financial Group, Inc.	406,561	15,445,252
LPL Financial	74,789	17,703,304
MarketAxess Holdings, Inc.	6,111	1,637,259
Morgan Stanley	339,931	31,637,378
NASDAQ, Inc.	157,048	10,751,506
Raymond James Financial, Inc.	31,521	3,684,805
Robinhood Markets, Inc. (a)(b)	982,698	9,424,074
S&P Global, Inc.	58,761	20,730,881
Stifel Financial Corp.	75,397	4,844,257
Tradeweb Markets, Inc. Class A	120,882	7,429,408
		243,202,437
Consumer Finance - 0.6%
Capital One Financial Corp.	157,987	16,310,578
Discover Financial Services	112,326	12,171,645
Synchrony Financial	208,782	7,846,028
		36,328,251
Diversified Financial Services - 3.5%
Berkshire Hathaway, Inc. Class B (a)	660,758	210,517,497
Insurance - 3.4%
American International Group, Inc.	418,132	26,388,311
Arch Capital Group Ltd. (a)	33,166	1,986,975
Axis Capital Holdings Ltd.	89,936	5,176,716
Brown & Brown, Inc.	188,948	11,259,411
Chubb Ltd.	104,265	22,895,551
Cincinnati Financial Corp.	58,545	6,496,153
Everest Re Group Ltd.	14,054	4,749,409
Fidelity National Financial, Inc.	354,167	14,294,180
First American Financial Corp.	139,386	7,617,445
Globe Life, Inc.	63,170	7,577,873
Hartford Financial Services Group, Inc.	94,864	7,244,764
Kinsale Capital Group, Inc.	2,382	734,156
Loews Corp.	422,358	24,560,118
Markel Corp. (a)	2,957	3,917,552
MetLife, Inc.	80,269	6,156,632
Prudential Financial, Inc.	113,798	12,293,598
Reinsurance Group of America, Inc.	4,588	662,507
The Travelers Companies, Inc.	128,460	24,382,993
Unum Group	6,577	277,418
W.R. Berkley Corp.	232,615	17,743,872
		206,415,634
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc. (b)	287,148	2,684,834
WSFS Financial Corp.	13,919	675,211
		3,360,045
TOTAL FINANCIALS		1,126,015,376
HEALTH CARE - 17.8%
Biotechnology - 2.1%
Amgen, Inc.	71,895	20,590,728
Biogen, Inc. (a)	81,094	24,747,456
Gilead Sciences, Inc.	582,295	51,142,970
Intellia Therapeutics, Inc. (a)	33,522	1,725,042
Mirati Therapeutics, Inc. (a)	3,768	344,320
Sarepta Therapeutics, Inc. (a)	44,822	5,504,590
Ultragenyx Pharmaceutical, Inc. (a)	78,351	2,844,141
United Therapeutics Corp. (a)	61,614	17,245,142
Vir Biotechnology, Inc. (a)	15,699	443,026
		124,587,415
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	446,242	48,006,714
Becton, Dickinson & Co.	69,907	17,430,611
Boston Scientific Corp. (a)	179,426	8,122,615
Dentsply Sirona, Inc.	467,724	14,153,328
Integra LifeSciences Holdings Corp. (a)	69,698	3,829,208
Intuitive Surgical, Inc. (a)	51,718	13,984,030
Lantheus Holdings, Inc. (a)	49,755	3,088,790
Masimo Corp. (a)	6,303	913,557
Medtronic PLC	438,256	34,639,754
Teleflex, Inc.	12,300	2,879,676
Zimmer Biomet Holdings, Inc.	136,919	16,443,972
		163,492,255
Health Care Providers & Services - 3.4%
Cigna Corp.	54,600	17,957,394
CVS Health Corp.	615,523	62,709,483
Elevance Health, Inc.	125,326	66,788,732
McKesson Corp.	39,600	15,114,528
Quest Diagnostics, Inc.	26,582	4,035,945
UnitedHealth Group, Inc.	72,925	39,945,398
		206,551,480
Health Care Technology - 0.0%
Teladoc Health, Inc. (a)(b)	75,813	2,161,429
Life Sciences Tools & Services - 2.1%
Bio-Rad Laboratories, Inc. Class A (a)	81,783	33,916,228
Danaher Corp.	144,127	39,405,763
Illumina, Inc. (a)	44,620	9,730,730
QIAGEN NV (a)	28,956	1,434,480
Sotera Health Co. (a)	64,444	537,463
Syneos Health, Inc. (a)	12,540	442,411
Thermo Fisher Scientific, Inc.	70,743	39,631,643
		125,098,718
Pharmaceuticals - 7.5%
Bristol-Myers Squibb Co.	1,011,444	81,198,724
Eli Lilly & Co.	66,720	24,758,458
Intra-Cellular Therapies, Inc. (a)	29,183	1,582,302
Johnson & Johnson	860,693	153,203,354
Merck & Co., Inc.	687,067	75,659,818
Nektar Therapeutics (a)	331,066	926,985
Pfizer, Inc.	2,361,969	118,405,506
		455,735,147
TOTAL HEALTH CARE		1,077,626,444
INDUSTRIALS - 11.0%
Aerospace & Defense - 4.0%
General Dynamics Corp.	146,527	36,981,950
Hexcel Corp. (b)	29,939	1,794,843
Huntington Ingalls Industries, Inc.	86,600	20,087,736
Lockheed Martin Corp.	74,012	35,909,882
Moog, Inc. Class A	120,098	10,452,129
Northrop Grumman Corp.	78,536	41,882,463
Parsons Corp. (a)	338,545	16,757,978
Raytheon Technologies Corp.	389,870	38,487,966
Textron, Inc.	442,349	31,574,872
The Boeing Co. (a)	18,911	3,382,800
Woodward, Inc.	3,885	372,183
		237,684,802
Air Freight & Logistics - 0.2%
FedEx Corp.	49,510	9,021,712
GXO Logistics, Inc. (a)	92,233	4,322,038
		13,343,750
Airlines - 0.2%
Alaska Air Group, Inc. (a)	254,106	12,054,789
Building Products - 0.4%
Allegion PLC	37,129	4,219,711
Carlisle Companies, Inc.	7,712	2,029,104
Carrier Global Corp.	250,035	11,081,551
Johnson Controls International PLC	98,369	6,535,636
Trane Technologies PLC	11,971	2,135,866
		26,001,868
Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	191,202	9,020,910
Cintas Corp.	22,207	10,254,748
Clean Harbors, Inc. (a)	92,821	11,138,520
Republic Services, Inc.	178,196	24,820,921
Rollins, Inc.	25,834	1,044,727
		56,279,826
Construction & Engineering - 0.1%
EMCOR Group, Inc.	44,284	6,859,592
Electrical Equipment - 0.3%
Acuity Brands, Inc.	30,336	5,711,965
Atkore, Inc. (a)	1,171	143,038
Eaton Corp. PLC	83,109	13,584,166
nVent Electric PLC	18,600	744,186
		20,183,355
Industrial Conglomerates - 1.2%
3M Co.	236,126	29,744,792
General Electric Co.	196,062	16,855,450
Honeywell International, Inc.	118,438	26,003,063
		72,603,305
Machinery - 1.5%
AGCO Corp.	122,436	16,249,706
Allison Transmission Holdings, Inc.	108,838	4,875,942
Caterpillar, Inc.	9,247	2,186,083
Cummins, Inc.	51,584	12,955,837
Deere & Co.	2,570	1,133,370
Donaldson Co., Inc.	58,632	3,571,861
Fortive Corp.	497,009	33,572,958
Middleby Corp. (a)	25,512	3,678,575
PACCAR, Inc.	4,577	484,750
Parker Hannifin Corp.	32,777	9,798,356
Pentair PLC	9,726	445,159
		88,952,597
Professional Services - 0.6%
Booz Allen Hamilton Holding Corp. Class A	6,492	690,749
CoStar Group, Inc. (a)	182,346	14,777,320
Dun & Bradstreet Holdings, Inc.	165,544	2,228,222
Korn Ferry	118,450	6,755,204
Leidos Holdings, Inc.	106,216	11,612,595
		36,064,090
Road & Rail - 1.1%
CSX Corp.	594,673	19,439,860
Knight-Swift Transportation Holdings, Inc. Class A	77,388	4,289,617
Norfolk Southern Corp.	70,588	18,105,822
RXO, Inc. (a)	339,786	6,455,934
Union Pacific Corp.	25,390	5,520,548
XPO Logistics, Inc. (a)	276,111	10,663,407
		64,475,188
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	10,618	1,406,779
Boise Cascade Co.	51,379	3,804,101
Core & Main, Inc. (a)(b)	21,900	455,520
MSC Industrial Direct Co., Inc. Class A	77,427	6,645,559
United Rentals, Inc. (a)	20,270	7,155,918
Univar Solutions, Inc. (a)	264,377	8,758,810
		28,226,687
TOTAL INDUSTRIALS		662,729,849
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.7%
Arista Networks, Inc. (a)	55,724	7,762,353
Calix, Inc. (a)	10,699	762,839
Ciena Corp. (a)	40,471	1,819,576
Cisco Systems, Inc.	1,440,935	71,643,288
F5, Inc. (a)	91,796	14,192,580
Juniper Networks, Inc.	227,011	7,545,846
		103,726,482
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	21,765	1,750,559
Arrow Electronics, Inc. (a)	10,734	1,167,215
Avnet, Inc.	48,701	2,199,824
IPG Photonics Corp. (a)	41,570	3,784,117
National Instruments Corp. (b)	530,216	21,749,460
Teledyne Technologies, Inc. (a)	5,587	2,347,099
Vontier Corp.	449,663	8,826,885
		41,825,159
IT Services - 1.5%
Amdocs Ltd.	282,808	25,130,319
Fidelity National Information Services, Inc.	201,014	14,589,596
Fiserv, Inc. (a)	34,040	3,552,414
FleetCor Technologies, Inc. (a)	94,532	18,547,178
Gartner, Inc. (a)	6,471	2,267,244
Global Payments, Inc.	31,130	3,230,671
GoDaddy, Inc. (a)	11,334	896,859
Kyndryl Holdings, Inc. (a)(b)	218,251	2,555,719
Maximus, Inc.	18,306	1,286,912
Okta, Inc. (a)	55,544	2,961,606
PayPal Holdings, Inc. (a)	199,898	15,674,002
		90,692,520
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	238,116	18,484,945
Broadcom, Inc.	36,174	19,932,959
Cirrus Logic, Inc. (a)	34,372	2,567,932
First Solar, Inc. (a)	2,241	386,640
Impinj, Inc. (a)	9,480	1,209,174
Intel Corp.	2,289,486	68,844,844
NXP Semiconductors NV	11,350	1,995,784
Qorvo, Inc. (a)	179,520	17,817,360
Qualcomm, Inc.	172,935	21,874,548
Semtech Corp. (a)	74,161	2,279,709
Skyworks Solutions, Inc.	24,153	2,309,510
		157,703,405
Software - 2.5%
Adobe, Inc. (a)	88,560	30,547,001
Alteryx, Inc. Class A (a)	21,336	956,920
Box, Inc. Class A (a)	422,455	11,596,390
Dropbox, Inc. Class A (a)	1,148,939	27,069,003
Elastic NV (a)	29,137	1,782,893
Microsoft Corp.	32,589	8,314,757
Paylocity Holding Corp. (a)	29,231	6,367,389
RingCentral, Inc. (a)	14,333	531,181
Salesforce.com, Inc. (a)	233,140	37,360,685
SolarWinds, Inc. (a)	87,734	766,795
Splunk, Inc. (a)	36,671	2,848,603
Synopsys, Inc. (a)	32,723	11,110,767
Teradata Corp. (a)	230,850	7,883,528
Unity Software, Inc. (a)(b)	14,042	554,799
		147,690,711
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	58,970	8,729,329
Dell Technologies, Inc.	342,585	15,344,382
Hewlett Packard Enterprise Co.	183,364	3,076,848
NetApp, Inc.	246,537	16,668,367
Pure Storage, Inc. Class A (a)	195,082	5,694,444
		49,513,370
TOTAL INFORMATION TECHNOLOGY		591,151,647
MATERIALS - 2.7%
Chemicals - 1.3%
Ashland, Inc.	23,655	2,646,285
CF Industries Holdings, Inc.	59,270	6,412,421
Dow, Inc.	2,862	145,876
DuPont de Nemours, Inc.	307,510	21,682,530
Eastman Chemical Co.	60,139	5,209,240
Ginkgo Bioworks Holdings, Inc. Class A (a)	1,006,990	2,003,910
Linde PLC	35,227	11,853,181
NewMarket Corp.	4,862	1,536,489
Olin Corp.	167,404	9,538,680
The Chemours Co. LLC	142,953	4,438,691
Westlake Corp. (b)	151,167	16,273,128
		81,740,431
Construction Materials - 0.4%
Eagle Materials, Inc.	49,669	6,771,871
Martin Marietta Materials, Inc.	14,940	5,475,211
Vulcan Materials Co.	57,936	10,621,407
		22,868,489
Containers & Packaging - 0.4%
International Paper Co.	51,104	1,896,980
Sealed Air Corp.	57,745	3,073,766
WestRock Co.	485,543	18,411,791
		23,382,537
Metals & Mining - 0.6%
Newmont Corp.	289,018	13,719,684
Nucor Corp.	81,973	12,291,851
Reliance Steel & Aluminum Co.	40,410	8,538,229
United States Steel Corp.	77,002	2,024,383
		36,574,147
TOTAL MATERIALS		164,565,604
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Homes 4 Rent Class A	481,726	15,930,679
AvalonBay Communities, Inc.	32,489	5,682,326
Brixmor Property Group, Inc.	204,332	4,736,416
Equity Residential (SBI)	49,362	3,201,619
Highwoods Properties, Inc. (SBI)	120,115	3,579,427
Host Hotels & Resorts, Inc.	171,306	3,244,536
Hudson Pacific Properties, Inc.	112,627	1,301,968
Kilroy Realty Corp.	39,635	1,713,025
Kite Realty Group Trust	21,107	481,240
Life Storage, Inc.	5,539	595,387
National Retail Properties, Inc.	174,353	8,083,005
National Storage Affiliates Trust	112,024	4,459,675
Prologis (REIT), Inc.	16,197	1,907,845
Public Storage	75,362	22,454,862
Realty Income Corp.	447,081	28,197,399
Regency Centers Corp.	7,423	493,110
Spirit Realty Capital, Inc.	37,092	1,536,351
Stag Industrial, Inc. (b)	171,281	5,636,858
Terreno Realty Corp.	15,507	909,330
UDR, Inc.	118,865	4,929,332
Ventas, Inc.	226,569	10,542,256
		129,616,646
UTILITIES - 6.1%
Electric Utilities - 3.4%
Allete, Inc. (b)	25,738	1,703,856
Alliant Energy Corp.	53,276	2,999,439
American Electric Power Co., Inc.	27,687	2,680,102
Avangrid, Inc. (b)	57,617	2,464,279
Constellation Energy Corp.	11,290	1,085,195
Duke Energy Corp.	476,880	47,654,618
Eversource Energy	69,918	5,793,405
Exelon Corp.	193,299	7,996,780
FirstEnergy Corp.	198,749	8,196,409
Hawaiian Electric Industries, Inc.	396,833	16,301,900
IDACORP, Inc.	4,842	535,186
NextEra Energy, Inc.	700,839	59,361,063
OGE Energy Corp.	33,338	1,348,855
Portland General Electric Co.	154,977	7,629,518
Southern Co.	17,958	1,214,679
Xcel Energy, Inc.	520,563	36,553,934
		203,519,218
Gas Utilities - 0.1%
UGI Corp.	123,919	4,789,469
Multi-Utilities - 2.3%
Consolidated Edison, Inc.	373,974	36,664,411
NiSource, Inc.	458,029	12,797,330
Public Service Enterprise Group, Inc.	519,470	31,453,909
Sempra Energy	163,612	27,190,678
WEC Energy Group, Inc.	343,495	34,054,094
		142,160,422
Water Utilities - 0.3%
American Water Works Co., Inc.	79,477	12,061,430
Essential Utilities, Inc. (b)	112,285	5,416,628
		17,478,058
TOTAL UTILITIES		367,947,167
TOTAL COMMON STOCKS (Cost $5,011,828,472)		5,989,733,673

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (c)	30,187,473	30,193,511
Fidelity Securities Lending Cash Central Fund 3.86% (c)(d)	40,457,854	40,461,899
TOTAL MONEY MARKET FUNDS (Cost $70,655,410)		70,655,410

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $5,082,483,882)	6,060,389,083
NET OTHER ASSETS (LIABILITIES) - (0.3)% (e)	(20,941,786)
NET ASSETS - 100.0%	6,039,447,297

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	194	Dec 2022	39,588,125	2,189,791	2,189,791

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $1,219,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	8,770,543	95,490,160	74,067,192	167,478	-	-	30,193,511	0.1%
Fidelity Securities Lending Cash Central Fund 3.86%	51,168,351	139,490,023	150,196,475	10,731	-	-	40,461,899	0.1%
Total	59,938,894	234,980,183	224,263,667	178,209	-	-	70,655,410

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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